SUBSEQUENT EVENTS (Details) - USD ($)	Jul. 14, 2021	Feb. 22, 2021	Jul. 21, 2021	May 24, 2021	Mar. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Temporary equity, shares outstanding					14,663,874	19,801,982
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate principal balance				$ 15,000,000
Interest rate				7.50%
Repayments of debt	$ 15,200,000
Subsequent Event [Member] | Common Stock Subject to Mandatory Redemption | RSVAC
Subsequent Event [Line Items]
Temporary equity, shares outstanding			15
Temporary equity, par or stated value per share			$ 0.0001
Percent of shares with redemption rights, exercised			0.00%
Redemption price			$ 10.00
Aggregate redemption amount			$ 150.00
Subsequent Event [Member] | Merger Agreements
Subsequent Event [Line Items]
Aggregate consideration		$ 1,050,000,000.00
Share price		$ 10.00
Aggregate shares		105,000,000
Subsequent Event [Member] | Pipe Subscription Agreement
Subsequent Event [Line Items]
Aggregate consideration		$ 175,000,000
Share price		$ 14.00
Aggregate shares		12,500,000